VIRTUS Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—93.5%
Consumer Discretionary—10.2%
Ferrari N.V. (Italy)	78,719	$ 16,870
Flutter Entertainment plc (Ireland)(1)	73,197	10,014
Hermes International (France)	15,582	24,102
Yum China Holdings, Inc. (China)	258,769	14,554
		65,540

Consumer Staples—12.4%
Budweiser Brewing Co. APAC Ltd. (Hong Kong)	4,193,870	13,191
Diageo plc (United Kingdom)	562,343	24,814
L’Oreal S.A. (France)	42,748	15,265
Nestle S.A. Registered Shares (Switzerland)	226,146	26,204
		79,474

Financials—10.5%
Aon plc Class A (United States)	79,592	23,889
Intact Financial Corp. (Canada)	111,051	15,986
London Stock Exchange Group plc (United Kingdom)	313,798	27,071
		66,946

Health Care—14.9%
Alcon, Inc. (Switzerland)	208,402	14,240
EssilorLuxottica S.A. (France)(2)	98,686	17,874
Eurofins Scientific SE (Luxembourg)	122,265	8,777
Hoya Corp. (Japan)	97,008	9,391
Lonza Group AG Registered Shares (Switzerland)	18,468	9,050
Mettler-Toledo International, Inc. (United States)(1)	10,389	15,017
Roche Holding AG (Switzerland)	35,437	11,133
Sartorius Stedim Biotech (France)	30,868	9,995
		95,477

Industrials—22.9%
Ashtead Group plc (United Kingdom)	154,461	8,814
Canadian National Railway Co. (Canada)	113,196	13,447
Epiroc AB Class A (Sweden)	508,914	9,259
Experian plc (Ireland)	465,077	15,816
IMCD N.V. (Netherlands)	60,150	8,573
RELX plc (United Kingdom)	1,209,433	33,454
Rentokil Initial plc (United Kingdom)	3,300,048	20,267
Spirax-Sarco Engineering plc (United Kingdom)	64,372	8,261
Wolters Kluwer N.V. (Netherlands)	271,340	28,395
		146,286

Information Technology—19.6%
Adyen N.V. (Netherlands)(1)	3,325	4,586
Constellation Software, Inc. (Canada)	24,593	38,396
Halma plc (United Kingdom)	368,492	8,794
Keyence Corp. (Japan)	25,175	9,863
Mastercard, Inc. Class A (United States)	62,626	21,777
Obic Co., Ltd. (Japan)	150,266	22,224
Tata Consultancy Services Ltd. (India)	500,843	19,716
		125,356

	Shares	Value

Materials—3.0%
Air Liquide S.A. (France)	136,404	$ 19,332
Total Common Stocks (Identified Cost $473,471)		598,411

Total Long-Term Investments—93.5% (Identified Cost $473,471)		598,411

Short-Term Investment—5.9%
Money Market Mutual Fund—5.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(3)	37,488,651	37,489
Total Short-Term Investment (Identified Cost $37,489)		37,489

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(3)(4)	350,147	350
Total Securities Lending Collateral (Identified Cost $350)		350

TOTAL INVESTMENTS—99.5% (Identified Cost $511,310)		$636,250
Other assets and liabilities, net—0.5%		3,431
NET ASSETS—100.0%		$639,681

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United Kingdom	21%
United States	15
France	14
Canada	11
Switzerland	10
Netherlands	7
Japan	6
Other	16
Total	100%
† % of total investments as of December 31, 2022.
See Notes to Schedule of Investments

VIRTUS Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$598,411	$598,411
Money Market Mutual Fund	37,489	37,489
Securities Lending Collateral	350	350
Total Investments	$636,250	$636,250
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or  out of Level 3 related to securities held at December 31, 2022.
See Notes to Schedule of Investments

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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